Income Taxes (Components Of Income Before Income Tax By Geography) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
United States	$ (1,866,222)	$ (4,309,211)	$ (626,740)
International	383,218	385,355	(811,124)
LOSS FROM CONTINUING OPERATIONS BEFORE INCOME TAX	$ (1,483,004)	$ (3,923,856)	$ (1,437,864)